UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   June 18, 2022 to July 15, 2022

Commission File Number of issuing entity:  333-255934-01

Central Index Key Number of issuing entity:  0001903688

BMO 2022-C1 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-255934

Central Index Key Number of depositor:  0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001878059

SSOF SCRE AIV, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Paul Vanderslice (212) 885-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4209726
38-4209727
38-7290275
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-AB			X
X-A			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 15, 2022 a distribution was made to holders of the certificates issued by BMO 2022-C1 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by BMO Commercial Mortgage Securities LLC (the “Depositor”) and held by BMO 2022-C1 MORTGAGE TRUST were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

Bank of Montreal one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 11, 2022. The Central Index Key number for Bank of Montreal is 0000927971.

KeyBank National Association ("KeyBank") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 2, 2022. The Central Index Key number for KeyBank is 0001089877.

Starwood Mortgage Capital LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 19, 2022. The Central Index Key number for Starwood Mortgage Capital LLC is 0001548405.

SSOF SCRE AIV, L.P. one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 26, 2022. The Central Index Key number for SSOF SCRE AIV, L.P. is 0001878059.

German American Capital Corporation ("GACC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 15, 2022. The Central Index Key number for GACC is 0001541294.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 29, 2022 under Commission File No. 333-255934-01 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 29, 2022 under Commission File No. 333-255934-01 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

KeyBank National Association, National Association, in its capacity as Master Servicer for BMO 2022-C1 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	06/17/2022	$0.00
Current Distribution Date	07/15/2022	$0.00

REO Account Balance
Prior Distribution Date	06/17/2022	$0.00
Current Distribution Date	07/15/2022	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BMO 2022-C1 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	06/17/2022	$10,053.73
Current Distribution Date	07/15/2022	$10,587.53

Interest Reserve Account Balance
Prior Distribution Date	06/17/2022	$0.00
Current Distribution Date	07/15/2022	$0.00

Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date	06/17/2022	$0.00
Current Distribution Date	07/15/2022	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BMO 2022-C1 Mortgage Trust, relating to the July 15, 2022 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 29, 2022 under Commission File No. 333-255934-01 and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 29, 2022 under Commission File No. 333-255934-01 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

/s/ Paul Vanderslice
Paul Vanderslice, Chief Executive Officer

Date: July 29, 2022